Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Third party sales	$ 103,317,145	$ 103,461,809	$ 88,244,403
Related party sales	29,196	575,901	816,607
Total revenues	103,346,341	104,037,710	89,061,010
Cost of revenues	65,247,864	64,232,469	51,900,823
Gross profit	38,098,477	39,805,241	37,160,187
Operating expenses
Selling	7,109,524	6,457,801	6,624,332
General and administrative	12,468,551	4,361,472	4,577,570
Research and development	2,962,904	2,725,014	2,492,059
Written-off Tai He deposit	4,755,536
Total operating expenses	27,296,515	13,544,287	13,693,961
Income from operations	10,801,962	26,260,954	23,466,226
Other (income) expense:
Interest expense	194,667	180,744	137,160
Interest income	(63,725)	(23,855)	(36,583)
Currency exchange gain	(273,432)	(174,413)	(393,478)
Other expense, net	53,205	50,437	25,551
Total other (income) expenses	(89,285)	32,913	(267,350)
Income before income tax provision	10,891,247	26,228,041	23,733,576
Income taxes expense	4,713,543	5,278,462	4,688,321
Net income	6,177,704	20,949,579	19,045,255
Net loss attributable to non-controlling interests	(65,265)
Net income attributable to shareholders	6,242,969	20,949,579	19,045,255
Foreign currency translation adjustment – gain / (loss)	(9,155,028)	2,083,243	4,759,973
Comprehensive (loss) income	(2,977,324)	23,032,822	23,805,228
Comprehensive loss attributable to non-controlling interests	(79,167)
Comprehensive (loss) income attributable to shareholders	$ (2,898,157)	$ 23,032,822	$ 23,805,228
Weighted average number of ordinary shares - basic and diluted (in Shares)	23,411,068	20,000,000	20,000,000
Basic & diluted net income per ordinary share (in Dollars per share)	$ 0.27	$ 1.05	$ 0.95